Group Statement of Changes in Equity - (Unaudited) - GBP (£) £ in Millions	Total	Held in Employee Share Ownership Trusts	Share Capital	Share Premium, Capital Redemption and Merger Reserves	Other Reserves	Retained Earnings	Retained Earnings Held in Employee Share Ownership Trusts	Total Attributable to Owners of Parent	Total Attributable to Owners of Parent Held in Employee Share Ownership Trusts	Non-Controlling Interests
Beginning balance at Dec. 31, 2019	£ 64,160		£ 614	£ 26,609	£ (3,555)	£ 40,234		£ 63,902		£ 258
Total comprehensive (expense)/income for the period comprising:	7,690				4,071	3,525		7,596		94
Profit for the period	3,538					3,457		3,457		81
Other comprehensive (expense)/income for the period	4,152				4,071	68		4,139		13
Other changes in equity
Cash flow hedges reclassified and reported in total assets	(26)				(26)			(26)
Employee share options
– value of employee services	34					34		34
– treasury shares used for share option schemes				7		(7)
– proceeds from new shares issued	1			1				1
Dividends and other appropriations
– ordinary shares	(2,347)					(2,347)		(2,347)
– to non-controlling interests	(80)									(80)
Purchase of own shares
– held in employee share ownership trusts		£ (17)					£ (17)		£ (17)
Other movements non-controlling interests	10									10
Ending balance at Jun. 30, 2020	69,425		614	26,617	490	41,422		69,143		282
Beginning balance at Dec. 31, 2019	64,160		614	26,609	(3,555)	40,234		63,902		258
Total comprehensive (expense)/income for the period comprising:	3,622				(3,012)	6,486		3,474		148
Profit for the period	6,564					6,400		6,400		164
Other comprehensive (expense)/income for the period	(2,942)				(3,012)	86		(2,926)		(16)
Other changes in equity
Cash flow hedges reclassified and reported in total assets	(33)				(33)			(33)
Employee share options
– value of employee services	88					88		88
– treasury shares used for share option schemes				7		(7)
– proceeds from new shares issued	2			2				2
Dividends and other appropriations
– ordinary shares	(4,747)					(4,747)		(4,747)
– to non-controlling interests	(141)									(141)
Purchase of own shares
– held in employee share ownership trusts		(17)					(17)		(17)
Other movements	4					4		4
Other movements non-controlling interests	17									17
Ending balance at Dec. 31, 2020	62,955		614	26,618	(6,600)	42,041		62,673		282
Total comprehensive (expense)/income for the period comprising:	2,755				(795)	3,474		2,679		76
Profit for the period	3,329					3,250		3,250		79
Other comprehensive (expense)/income for the period	(574)				(795)	224		(571)		(3)
Other changes in equity
Cash flow hedges reclassified and reported in total assets	34				34			34
Employee share options
– value of employee services	32					32		32
– treasury shares used for share option schemes				4		(4)
Dividends and other appropriations
– ordinary shares	(2,443)					(2,443)		(2,443)
– to non-controlling interests	(81)									(81)
Purchase of own shares
– held in employee share ownership trusts		£ (82)					£ (82)		£ (82)
Other movements	4					4		4
Ending balance at Jun. 30, 2021	£ 63,174		£ 614	£ 26,622	£ (7,361)	£ 43,022		£ 62,897		£ 277